UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lakeway Capital Management

Address: 840 Apollo Street
         Suite 229
         El Segundo, CA 90245

Form 13F File Number: 28-11082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Hodkinson
Title: Client Service Representative
Phone: 212-713-9879

Signature, Place, and Date of Signing:

/s/ Gregory Hodkinson  New York, NY    05/14/2007

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

 Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           NONE

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:   $237,090
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File                 Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

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                                                VALUATION CURRENCY: USD

            ITEM 1          ITEM 2    ITEM 3       ITEM 4           ITEM 5          ITEM 6          ITEM 7        ITEM 8
            ------          ------    ------       ------           ------          ------          ------        ------
        Name of Issuer       TITLE    CUSIP         FAIR          SHARES OF      INVEST. DESC.      MANA-      VOTING AUTHORITY
                              OF      NUMBER       MARKET         PRINCIPLE         SHARED          GERS
                             CLASS                 VALUE            AMMOUNT      SOLE SHARED OTHER          SOLE       SHARED  OTHER
------------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                  COMMON    52800109  $17,302,331.00    302,965.00  N   X                LAKW      302,965
ALLEGHENY ENERGY INC         COMMON    17361106  $20,807,350.00    423,430.00  N   X                LAKW      423,430
CKE RESTAURANTS INC          COMMON   12561E105  $16,080,036.00    852,600.00  N   X                LAKW      852,600
DAYTON SUPERIOR CORP         OTC EQ   240028308     $553,500.00     53,530.00  N   X                LAKW       53,530
FLOWSERVE CORP               COMMON   34354P105  $31,006,360.00    542,164.00  N   X                LAKW      542,164
KAISER ALUMINUM CORP         OTC EQ   483007704  $57,619,224.00    738,708.00  N   X                LAKW      738,708
LEAP WIRELESS INTL INC       OTC EQ   521863308  $22,967,769.00    348,102.00  N   X                LAKW      348,102
MYERS INDUSTRIES INC         COMMON   628464109   $5,024,920.00    269,000.00  N   X                LAKW      269,000
NAVISTAR INTERNATIONAL CORP  OTC EQ   63934E108  $10,568,250.00    231,000.00  N   X                LAKW      231,000
NORTHSTAR REALT FINANCE      COMMON   66704R100  $21,219,745.00  1,395,118.00  N   X                LAKW    1,395,118
OWENS CORNING                COMMON   690742101   $8,481,133.00    266,200.00  N   X                LAKW      266,200
SANDER MORRIS HARRIS GROUP   OTC EQ   80000Q104   $2,126,805.00    199,700.00  N   X                LAKW      199,700
TEXAS INDUSTRIES INC         COMMON   882491103  $20,347,782.00    269,400.00  N   X                LAKW      269,400
WILLDAN GROUP INC            OTC EQ   96924N100   $2,985,184.00    317,911.00  N   X                LAKW      317,911